Note 15 - Discontinued Operations and Long-Lived Assets to be Disposed Of (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 LMC [Member]	Dec. 31, 2012 LMC [Member]	Dec. 20, 2011 LMC [Member]	Aug. 05, 2011 AMM [Member]	Dec. 31, 2011 AMM [Member]	Dec. 31, 2011 IMG [Member]	Dec. 31, 2011 LMTK [Member]
Note 15 - Discontinued Operations and Long-Lived Assets to be Disposed Of (Details) [Line Items]
Aggregate Purchase Price of Investors						$ 3,000				$ 100
Equity Method Investment, Ownership Percentage		79.00%			72.86%
Reduction Equity Method Investment Ownership Percentage					0.67%
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	12,109			11,227				370		512
Sale of Stock, Consideration Received Per Transaction							720
Notes, Loans and Financing Receivable, Gross, Current			200				200		200
Notes receivable interest rate during period							8.00%
Write Off Of Net Investment								$ 350